Income Taxes (Details) - Schedule of deferred taxes - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets/(Liability) Detail
Stock Compensation	$ 52,313
Amortization	156,072
Depreciation	1,180
Interest	1,213,854
Change in Fair Market Value of Derivative Liabilities	279,582
NOL DTA	16,676,120	17,520,826
Valuation allowance	(18,379,120)	(17,520,826)
Total gross deferred tax assets